Average Annual Total Returns - FidelityAdvisorValueFund-AMCIZPRO - FidelityAdvisorValueFund-AMCIZPRO - Fidelity Advisor Value Fund	Dec. 30, 2023
Fidelity Advisor Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(14.59%)
Past 5 years	6.35%
Past 10 years	9.85%
Fidelity Advisor Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.67%)
Past 5 years	5.27%
Past 10 years	9.07%
Fidelity Advisor Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.58%)
Past 5 years	4.71%
Past 10 years	7.89%
Fidelity Advisor Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(10.97%)
Past 5 years	6.78%
Past 10 years	9.81%
Fidelity Advisor Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(12.77%)
Past 5 years	6.58%
Past 10 years	9.82%
Fidelity Advisor Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(9.14%)
Past 5 years	7.94%
Past 10 years	10.82%
Fidelity Advisor Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(9.03%)
Past 5 years	8.07%
Since Inception	9.05%	[1]
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%

[1]	AFrom February 1, 2017.